Other Liabilities and Provisions - Summary of Activity for Provision for Warranty and Other Provisions (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of other provisions [line items]
Balance at the beginning of the year	₨ 799	₨ 1,274
Additional provision during the year	308	324
Provision used during the year	(467)	(799)
Balance at the end of the year	640	799
Provision for warranty [member]
Disclosure of other provisions [line items]
Balance at the beginning of the year	293	440
Additional provision during the year	295	317
Provision used during the year	(311)	(464)
Balance at the end of the year	277	293
Other provisions [member]
Disclosure of other provisions [line items]
Balance at the beginning of the year	506	834
Additional provision during the year	13	7
Provision used during the year	(156)	(335)
Balance at the end of the year	₨ 363	₨ 506